Risk Management (Details) - Schedule of macro economical forward - Macro Economic [Member] - Average estimates 2021 - 2022 [Member]	12 Months Ended
Dec. 31, 2021
Unfavorable Scenario 2 [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.20%
Unfavorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.80%
Unfavorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.70%
Unfavorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.20%
Unfavorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(2.10%)
Unfavorable Scenario 1 [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.40%
Unfavorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.70%
Unfavorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	9.80%
Unfavorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	16.00%
Unfavorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.50%)
Base Scenario [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.20%
Base Scenario [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.90%
Base Scenario [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.60%
Base Scenario [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.50%
Base Scenario [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.50%
Favorable Scenario 1 [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	13.40%
Favorable Scenario 1 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.00%
Favorable Scenario 1 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.40%
Favorable Scenario 1 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.50%
Favorable Scenario 1 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.50%
Favorable Scenario 2 [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	15.60%
Favorable Scenario 2 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.90%
Favorable Scenario 2 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.50%
Favorable Scenario 2 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.90%
Favorable Scenario 2 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of macro economical forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.00%